Expense Example, No Redemption - Abraham Fortress Fund - Class C	Oct. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	542
Expense Example, No Redemption, 5 Years	933
Expense Example, No Redemption, 10 Years	$ 2,030